       [LOGO OF CANADA LIFE INSURANCE COMPANY OF NEW YORK APPEARS HERE]


May 4, 1999

VIA EDGARLINK
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


     Re:  Canada Life Insurance Company of New York
          Canada Life of New York Variable Annuity Account 2
          File No. 33-64240


Dear Commissioners:

On behalf of Canada Life of America Variable Annuity Account 1 (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information ("SAI") that would have been filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in the most recent amendment to the registration statement for the Account (Post-Effective Amendment No. 9 to Form N-4) (the "Amendment").

The text of the most recent Amendment was filed electronically with the Securities and Exchange Commission on May 3, 1999 via EDGARLINK.


Sincerely,

/s/ Ron E. Beettam
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Ron E. Beettam
President